GOODWILL AND INTANGIBLE ASSETS - Components of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 70,427		$ 72,790
Accumulated Amortization		(9,006)		(9,546)
Net Intangible Assets	$ 56,562	61,421	$ 63,244	63,244
Lease and management agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		59,758		59,758
Accumulated Amortization		(4,565)		(3,569)
Net Intangible Assets		55,193		56,189
Underlying contract value
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		6,239		6,239
Accumulated Amortization		(1,482)		(1,326)
Net Intangible Assets		4,757		4,913
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,853		5,016
Accumulated Amortization		(2,603)		(4,156)
Net Intangible Assets		250		860
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,577		1,777
Accumulated Amortization		(356)		(495)
Net Intangible Assets		$ 1,221		$ 1,282